Share Based Compensation (Details) - Schedule of the option activity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Option Activity Abstract
Number of share options, Outstanding, Beginning	127,404	71,756	21,853
Weighted average exercise price, Outstanding, Beginning	$ 31.91	$ 37.63	$ 129.1
Remaining contractual term in years, Outstanding, Beginning	11 years 3 days	11 years 2 months 19 days	11 years 6 months 3 days
Number of share options, Outstanding, Granted	153,146	75,235	71,338
Weighted average exercise price, Granted	$ 13.4	$ 27.6	$ 30.4
Remaining contractual term in years, Granted	12 years 3 months 18 days	12 years 3 months 14 days	11 years 11 months 26 days
Number of share options, Outstanding, Exercised	(6,721)	(19,037)	(1,235)
Weighted average exercise price, Exercised	$ 25.25	$ 36.52	$ 49.27
Aggregate Intrinsic value, Exercised
Number of share options, Outstanding, Forfeited	(1,268)	(550)	(4,594)
Weighted average exercise price, Forfeited	$ 28.11	$ 29	$ 46.7
Number of share options, Outstanding, Cancelled	(435)		(15,606)
Weighted average exercise price, Cancelled	$ 116.71		$ 129.1
Number of share options, Outstanding, Ending	272,126	127,404	71,756
Weighted average exercise price, Outstanding, Ending	$ 21.54	$ 31.91	$ 37.63
Remaining contractual term in years, Outstanding, Ending	10 years 9 months 29 days	11 years 3 days	11 years 2 months 19 days
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Outstanding,Exercisable	89,300	31,456	8,467
Weighted average exercise price, Exercisable	$ 32.71	$ 42.62	$ 61.24
Remaining contractual term in years, Exercisable	9 years 7 months 20 days	9 years 7 months 17 days	9 years 11 months 12 days
Aggregate Intrinsic value, Exercisable